UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2594

MFS SERIES TRUST IV

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2008

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Government Money Market Fund

5/31/08
Quarterly portfolio holdings

MFS®
INVESTMENT MANAGEMENT

MFS Government Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08

Issuer	Shares/Par	Value ($)
U.S. Government Agencies – 82.6% (y)
Fannie Mae, 4.02%, due 6/11/08	$1,000,000	$998,882
Fannie Mae, 2.06%, due 7/16/08	3,000,000	2,992,275
Fannie Mae, 1.7%, due 9/10/08	2,000,000	1,990,461
Fannie Mae, 2.1%, due 9/26/08	120,000	119,181
Farmer Mac, 2.05%, due 6/27/08	600,000	599,112
Federal Home Loan Bank, 1.75%, due 6/02/08	4,200,000	4,199,796
Federal Home Loan Bank, 2.21%, due 6/04/08	1,600,000	1,599,705
Federal Home Loan Bank, 2.11%, due 6/11/08	1,500,000	1,499,121
Federal Home Loan Bank, 2.081%, due 6/13/08	2,000,000	1,998,613
Federal Home Loan Bank, 2.086%, due 6/18/08	1,000,000	999,015
Federal Home Loan Bank, 2%, due 6/20/08	1,155,000	1,153,781
Federal Home Loan Bank, 2.1%, due 6/20/08	2,000,000	1,997,783
Federal Home Loan Bank, 2.055%, due 7/02/08	2,000,000	1,996,461
Federal Home Loan Bank, 2.12%, due 7/23/08	1,000,000	996,938
Federal Home Loan Bank, 2.06%, due 8/06/08	1,070,000	1,065,959
Federal Home Loan Bank, 2.05%, due 8/29/08	450,000	447,719
Federal Home Loan Bank, 2.1%, due 9/12/08	107,000	106,357
Federal Home Loan Bank, 2.1%, due 10/03/08	2,000,000	1,985,533
Federal Home Loan Bank, 2.07%, due 10/29/08	2,000,000	1,982,750
Federal Home Loan Bank, 2.13%, due 11/13/08	1,000,000	990,238
Federal Home Loan Bank, 2.24%, due 11/21/08	1,000,000	989,236
Freddie Mac, 4.15%, due 6/23/08	2,000,000	1,994,928
Freddie Mac, 2.521%, due 7/28/08	1,000,000	996,008
Freddie Mac, 2.5%, due 8/18/08	1,000,000	994,583
Freddie Mac, 2.09%, due 9/02/08	1,000,000	994,601
Freddie Mac, 2.09%, due 9/22/08	1,530,000	1,519,963

Total U.S. Government Agencies, at Amortized Cost and Value		$37,208,999

Repurchase Agreements – 17.5%
Merrill Lynch, 2.35%, dated 5/30/08, due 6/02/08, total to be received $7,886,544 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$7,885,000	$7,885,000

Total Investments, at Amortized Cost and Value		$45,093,999

Other Assets, Less Liabilities – (0.1)%		(52,261)

Net Assets – 100.0%		$45,041,738

(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $45,093,999.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

1

MFS® Mid Cap Growth Fund

5/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08

Issuer	Shares/Par	Value ($)
Common Stocks – 99.4%
Aerospace – 1.2%
Goodrich Corp.	131,900	$8,548,436
Rockwell Collins, Inc.	92,500	5,676,725

		$14,225,161

Airlines – 0.6%
Copa Holdings S.A., “A”	203,940	$6,825,872

Alcoholic Beverages – 1.1%
Molson Coors Brewing Co.	231,700	$13,438,600

Apparel Manufacturers – 2.2%
Coach, Inc. (a)	216,710	$7,866,573
Phillips-Van Heusen Corp.	326,782	14,845,706
Quiksilver, Inc. (a)	366,000	3,125,640

		$25,837,919

Automotive – 1.6%
Autoliv, Inc.	133,810	$7,315,393
BorgWarner Transmission Systems, Inc.	96,900	5,010,699
Goodyear Tire & Rubber Co. (a)	275,100	6,990,291

		$19,316,383

Biotechnology – 3.0%
Cubist Pharmaceuticals, Inc.	343,900	$6,554,734
Genzyme Corp. (a)	187,830	12,858,842
Invitrogen Corp. (a)	161,020	7,400,479
Millipore Corp. (a)	126,190	9,167,704

		$35,981,759

Brokerage & Asset Managers – 1.9%
Affiliated Managers Group, Inc. (a)	81,402	$8,343,705
CME Group, Inc.	10,360	4,457,908
Invesco Ltd.	168,900	4,700,487
TD AMERITRADE Holding Corp. (a)	268,650	4,865,252

		$22,367,352

Business Services – 4.2%
Amdocs Ltd. (a)	477,520	$15,428,671
MasterCard, Inc.	32,900	10,154,585
Satyam Computer Services Ltd., ADR	704,300	20,495,130
Visa, Inc., “A” (a)	46,870	4,047,693

		$50,126,079

Cable TV – 0.8%
Dish Network Corp., “A” (a)	274,610	$9,641,557

Chemicals – 1.0%
PPG Industries, Inc.	190,130	$11,983,894

Computer Software – 7.4%
Akamai Technologies, Inc. (a)	178,200	$6,958,710
McAfee, Inc. (a)	234,230	8,490,838
MicroStrategy, Inc., “A” (a)	124,300	9,895,523
Salesforce.com, Inc. (a)	269,780	19,507,792
Synopsys, Inc. (a)	863,350	22,749,273
VeriSign, Inc. (a)	526,550	21,083,062

		$88,685,198

Construction – 0.9%
Sherwin-Williams Co.	181,640	$10,199,086

Consumer Goods & Services – 1.3%
New Oriental Education & Technology Group, Inc., ADR (a)	96,000	$6,312,000

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Goods & Services – continued
Priceline.com, Inc. (a)	67,190	$9,039,071

		$15,351,071

Electrical Equipment – 1.8%
Rockwell Automation, Inc.	208,100	$12,184,255
WESCO International, Inc. (a)	217,900	9,655,149

		$21,839,404

Electronics – 6.4%
First Solar, Inc. (a)	23,600	$6,313,944
Flextronics International Ltd. (a)	2,169,400	23,234,274
Hittite Microwave Corp. (a)	119,840	4,787,608
Intersil Corp., “A”	473,430	13,194,494
KLA-Tencor Corp.	78,400	3,615,808
MEMC Electronic Materials, Inc. (a)	153,660	10,550,296
National Semiconductor Corp.	516,860	10,879,903
SanDisk Corp. (a)	156,580	4,432,780

		$77,009,107

Energy - Independent – 2.2%
CONSOL Energy, Inc.	179,900	$17,551,044
Peabody Energy Corp.	68,500	5,063,520
Tesoro Corp.	136,300	3,387,055

		$26,001,619

Energy - Integrated – 1.6%
Hess Corp.	119,123	$14,629,496
Marathon Oil Corp.	78,800	4,049,532

		$18,679,028

Engineering - Construction – 0.8%
Fluor Corp.	50,800	$9,476,740

Food & Beverages – 1.1%
General Mills, Inc.	123,900	$7,830,480
Pepsi Bottling Group, Inc.	161,180	5,225,456

		$13,055,936

Gaming & Lodging – 2.5%
International Game Technology	633,240	$22,581,338
Royal Caribbean Cruises Ltd.	261,990	7,786,343

		$30,367,681

General Merchandise – 0.8%
Family Dollar Stores, Inc.	285,600	$6,111,840
Stage Stores, Inc.	277,800	3,753,078

		$9,864,918

Health Maintenance Organizations – 2.7%
CIGNA Corp.	452,400	$18,367,440
Coventry Health Care, Inc. (a)	297,300	13,684,719

		$32,052,159

Insurance – 2.3%
Aspen Insurance Holdings Ltd.	247,240	$6,319,454
Genworth Financial, Inc., “A”	652,060	14,410,526
Max Capital Group Ltd.	294,600	7,105,752

		$27,835,732

Leisure & Toys – 1.5%
Electronic Arts, Inc. (a)	347,800	$17,459,560

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – 6.2%
Colfax Corp. (a)	65,250	$1,617,548
Cummins, Inc.	298,540	21,023,187
Eaton Corp.	249,810	24,151,631
Kennametal, Inc.	148,400	5,735,660
Timken Co.	572,420	20,967,745

		$73,495,771

Major Banks – 0.9%
UnionBanCal Corp.	212,300	$10,627,738

Medical & Health Technology & Services – 1.2%
Express Scripts, Inc. (a)	132,640	$9,564,670
Patterson Cos., Inc. (a)	155,100	5,274,951

		$14,839,621

Medical Equipment – 3.2%
Advanced Medical Optics, Inc. (a)(l)	385,760	$9,343,107
St. Jude Medical, Inc. (a)	244,400	9,959,300
Zimmer Holdings, Inc. (a)	252,500	18,382,000

		$37,684,407

Metals & Mining – 4.3%
Century Aluminum Co. (a)	103,100	$7,526,300
Cleveland-Cliffs, Inc.	267,780	28,572,126
Intrepid Potash, Inc.	109,770	5,396,293
United States Steel Corp.	57,300	9,896,283

		$51,391,002

Natural Gas - Distribution – 0.9%
Questar Corp.	168,600	$10,827,492

Natural Gas - Pipeline – 2.7%
El Paso Corp.	562,700	$11,000,785
Williams Cos., Inc.	552,240	21,007,210

		$32,007,995

Network & Telecom – 0.5%
Juniper Networks, Inc. (a)	224,700	$6,183,744

Oil Services – 10.1%
Cameron International Corp. (a)	430,480	$22,914,450
ENSCO International, Inc.	105,500	7,578,065
National Oilwell Varco, Inc. (a)	189,100	15,755,812
Noble Corp.	606,120	38,270,417
Pride International, Inc.	408,900	17,967,066
TETRA Technologies, Inc. (a)	858,000	18,464,160

		$120,949,970

Other Banks & Diversified Financials – 2.1%
East West Bancorp, Inc.	377,700	$5,000,748
New York Community Bancorp, Inc.	251,000	5,150,520
Northern Trust Corp.	110,500	8,398,000
Sovereign Bancorp, Inc.	741,900	6,780,966

		$25,330,234

Personal Computers & Peripherals – 1.8%
Nuance Communications, Inc. (a)	1,106,160	$21,813,475

Pharmaceuticals – 3.2%
Allergan, Inc.	349,150	$20,118,023
Endo Pharmaceuticals Holdings, Inc. (a)	240,997	5,938,166
Sepracor, Inc.	226,300	4,890,343

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
United Therapeutics Corp.	77,500	$7,402,025

		$38,348,557

Railroad & Shipping – 1.0%
Kirby Corp.	205,200	$11,421,432

Real Estate – 0.9%
Kilroy Realty Corp., REIT	108,500	$5,915,420
Mack-Cali Realty Corp., REIT	119,100	4,602,024

		$10,517,444

Restaurants – 1.6%
Panera Bread Co., “A” (a)(l)	74,700	$3,879,918
Red Robin Gourmet Burgers, Inc. (a)	123,800	4,160,918
YUM! Brands, Inc.	283,950	11,272,815

		$19,313,651

Specialty Chemicals – 0.9%
Airgas, Inc.	181,000	$10,709,770

Specialty Stores – 3.6%
Advance Auto Parts, Inc.	141,700	$5,710,510
Ethan Allen Interiors, Inc. (l)	192,100	5,386,484
GameStop Corp., “A” (a)	207,290	10,281,584
O’Reilly Automotive, Inc. (a)	174,500	4,563,175
Pier 1 Imports, Inc. (a)(l)	782,400	5,641,104
Ross Stores, Inc.	195,400	7,155,548
TJX Cos., Inc.	151,800	4,866,708

		$43,605,113

Telephone Services – 0.7%
Embarq Corp.	174,222	$8,244,185

Tobacco – 1.7%
Loews Corp. (l)	278,700	$20,219,685

Utilities - Electric Power – 1.0%
NRG Energy, Inc. (a)	285,770	$11,885,174

Total Common Stocks		$1,187,038,275

Collateral for Securities Loaned – 2.4%
Citigroup Global Markets, Inc. Repurchase Agreement, 2.3%, dated 5/30/08, due 6/02/08, total to be received $27,938,425 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	27,933,071	$27,933,071

Merrill Lynch Repurchase Agreement, 2.2%, dated 5/30/08, due 6/02/08, total to be received $1,000,183 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in an individually traded account)	1,000,000	1,000,000

Total Collateral for Securities Loaned		$28,933,071

Money Market Funds (v) – 0.7%
MFS Institutional Money Market Portfolio, 2.45%, at Net Asset Value	8,645,391	$8,645,391

Total Investments		$1,224,616,737

Other Assets, Less Liabilities – (2.5)%		(30,374,677)

Net Assets – 100.0%		$1,194,242,060

(a)	Non-income producing security.

MFS Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

(l)	All or a portion of this security is on loan.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depository Receipt

REIT	Real Estate Investment Trust

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Mid Cap Growth Fund

Supplemental Information (Unaudited) 5/31/08

(1) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$1,134,379,718

Gross unrealized appreciation	$158,130,289
Gross unrealized depreciation	(67,893,270)

Net unrealized appreciation (depreciation)	$90,237,019

The aggregate cost above includes prior fiscal year end tax adjustments.

(2) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the nine months ended May 31, 2008, is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	337,958,599	(329,313,210)	8,645,391

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$905,201	$8,645,391

MFS® Money Market Fund

5/31/08
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08

Issuer	Shares/Par	Value ($)
Certificates of Deposit – 17.3%
Financial Institutions – 0.7%
Swedbank AB, 2.87%, due 10/14/08	$8,800,000	$8,800,000

Major Banks – 13.9%
Bank of Scotland, 2.79%, due 7/07/08	$34,340,000	$34,340,000
Barclays Bank, 2.8%, due 11/20/08	50,300,000	50,300,000
BNP Paribas, NY, 3.65%, due 7/16/08	22,270,000	22,270,000
Royal Bank of Canada, 2.55%, due 6/17/08	16,300,000	16,300,000
Societe Generale, 2.91%, due 6/13/08	4,911,000	4,911,000
Societe Generale, 2.91%, due 7/14/08	45,985,000	45,985,000

		$174,106,000

Other Banks & Diversified Financials – 2.7%
DEPFA Bank PLC, 2.325%, due 6/11/08	$4,990,000	$4,990,000
DEPFA Bank PLC, 2.84%, due 6/27/08	28,450,000	28,450,000

		$33,440,000

Total Certificates of Deposit, at Amortized Cost and Value		$216,346,000

Commercial Paper – 72.9% (y)
Automotive – 4.1%
Toyota Motor Credit Corp., 2.55%, due 6/23/08	$50,876,000	$50,796,718

Brokerage & Asset Managers – 8.3%
Merrill Lynch & Co., Inc., 3.15%, due 12/22/08	$52,016,000	$51,087,514
Morgan Stanley, 3.22%, due 6/27/08	1,885,000	1,880,616
Morgan Stanley, 4.8%, due 6/13/08	50,258,000	50,177,587

		$103,145,717

Financial Institutions – 15.7%
American Express Credit Corp., 2.56%, due 6/20/08	$49,047,000	$48,980,732
American Express Credit Corp., 2.65%, due 6/30/08	2,962,000	2,955,677
American General Finance Corp., 2.68%, due 6/25/08	50,210,000	50,120,292
General Electric Capital Corp., 2.5%, due 7/31/08	43,880,000	43,697,167
General Electric Capital Corp., 2.6%, due 11/04/08	7,528,000	7,443,185
Swedbank AB, 2.78%, due 7/03/08	14,219,000	14,183,863
Swedbank AB, 2.93%, due 11/03/08	28,500,000	28,140,465

		$195,521,381

Food & Beverages – 5.7%
Archer Daniels Midland Co., 2.27%, due 8/04/08 (t)	$21,910,000	$21,821,581
Archer Daniels Midland Co., 2.55%, due 7/17/08 (t)	325,000	323,941
Archer Daniels Midland Co., 3.02%, due 6/26/08 (t)	3,555,000	3,547,544
Archer Daniels Midland Co., 3.02%, due 6/27/08 (t)	25,000,000	24,945,472
PepsiCo, Inc., 2.12%, due 6/04/08 (t)	20,551,000	20,547,369

		$71,185,907

Insurance – 1.0%
Prudential Funding LLC, 2.1%, due 6/16/08	$12,605,000	$12,593,971

Major Banks – 16.5%
Abbey National PLC, 2.36%, due 7/15/08	$15,900,000	$15,854,137
Abbey National PLC, 2.81%, due 11/10/08	7,280,000	7,187,944
Bank of America Corp., 2.35%, due 7/21/08	39,969,000	39,838,546
Bank of America Corp., 2.64%, due 8/05/08	8,800,000	8,758,053
JPMorgan Chase & Co., 2.6%, due 7/21/08	51,250,000	51,064,931
Natexis Banques Populaires, 2.6%, due 7/14/08	52,240,000	52,077,766
Wells Fargo & Co., 2.14%, due 6/30/08	30,000,000	29,948,283
Wells Fargo & Co., 2.17%, due 8/14/08	1,000,000	995,539

		$205,725,199

Medical Equipment – 2.0%
Pfizer, Inc., 2.68%, due 8/06/08 (t)	$25,000,000	$24,877,167

1

MFS Money Market Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 5/31/08 - continued

Issuer	Shares/Par	Value ($)
Commercial Paper (y) – continued
Network & Telecom – 3.8%
AT&T, Inc., 2.03%, due 6/25/08 (t)	$27,576,000	$27,538,681
AT&T, Inc., 2.26%, due 6/02/08 (t)	20,088,000	20,086,739

		$47,625,420

Other Banks & Diversified Financials – 15.8%
Citigroup Funding, Inc., 2.7%, due 9/19/08	$41,329,000	$40,988,036
DEPFA Bank PLC, 2.79%, due 6/18/08 (t)	15,050,000	15,030,172
Dexia Delaware LLC, 2.63%, due 8/12/08	50,775,000	50,507,924
Fortis Funding LLC, 2.3%, due 6/26/08 (t)	50,247,000	50,166,744
UBS Finance Delaware LLC, 2.83%, due 6/10/08	25,686,000	25,667,827
UBS Finance Delaware LLC, 2.835%, due 6/30/08	7,150,000	7,133,671
UBS Finance Delaware LLC, 3.155%, due 7/22/08	8,209,000	8,172,309

		$197,666,683

Total Commercial Paper, at Amortized Cost and Value		$909,138,163

Repurchase Agreements – 10.0%
Merrill Lynch, 2.35%, dated 5/30/08, due 6/02/08, total to be received $124,458,368 (secured by various U.S. Treasury and Federal Agency obligations and Mortgage Backed securities in a jointly traded account), at Cost	$124,434,000	$124,434,000

Total Investments, at Amortized Cost and Value		$1,249,918,163

Other Assets, Less Liabilities – (0.2)%		(2,343,848)

Net Assets – 100.0%		$1,247,574,315

(t)	Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y)	The rate shown represents an annualized yield at time of purchase.

The cost of investments for federal income tax purposes is $1,249,918,163.

For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

2

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST IV

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President

Date: July 17, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBERT J. MANNING
Robert J. Manning, President (Principal Executive Officer)

Date: July 17, 2008

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, Treasurer (Principal Financial Officer and Accounting Officer)

Date: July 17, 2008

*	Print name and title of each signing officer under his or her signature.